CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 1,983	$ 78,355	$ (45,831)	$ 168,963	$ (57,673)	$ 7,062	$ 152,859
Balance, shares at Dec. 31, 2022		23,476
Changes during period
Net income					48,137		2,207	50,344
Other comprehensive income (loss)				656			(147)	509
Dividend paid to non-controlling interests							(3,327)	(3,327)
Dividend paid					(8,763)			(8,763)
Dividend declared					(4,774)			(4,774)
Purchase of treasury shares	[1]					(6,613)		(6,613)
Stock-based compensation in a subsidiary company			14					14
Balance at Dec. 31, 2023		$ 1,983	78,369	(45,175)	203,563	(64,286)	5,795	180,249
Balance, shares at Dec. 31, 2023		23,476
Changes during period
Net income					53,654		2,893	56,547
Other comprehensive income (loss)				(11,858)			(155)	(12,013)
Dividend paid to non-controlling interests							(2,483)	(2,483)
Dividend paid					(23,275)			(23,275)
Dividend declared					(7,759)			(7,759)
Purchase of non-controlling interest shares							(20)	(20)
Stock-based compensation in a subsidiary company			11					11
Balance at Dec. 31, 2024		$ 1,983	78,380	(57,033)	226,183	(64,286)	6,030	$ 191,257
Balance, shares at Dec. 31, 2024		23,476						23,475,431	[2]
Changes during period
Net income					57,967		2,031	$ 59,998
Other comprehensive income (loss)				17,218			769	17,987
Dividend paid to non-controlling interests							(1,908)	(1,908)
Dividend paid					(29,827)			(29,827)
Dividend declared					(9,921)			(9,921)
Purchase of treasury shares	[1]					(3,100)		(3,100)
Balance at Dec. 31, 2025		$ 1,983	$ 78,380	$ (39,815)	$ 244,402	$ (67,386)	$ 6,922	$ 224,486
Balance, shares at Dec. 31, 2025		23,476						23,475,431	[2]

[1]	See Note 13A3.
[2]	Before considering treasury stock.